Statements Of Cash Flows (Tables)	6 Months Ended
Feb. 29, 2020
Consolidated Statements of Cash Flows [Abstract]
Schedule Of Funds Flows From Continuing Operations
	Three months ended		Six months ended
	February 29, 2020	February 28, 2019	February 29, 2020	February 28, 2019
Net income from continuing operations	167	154	329	339
Adjustments to reconcile net income to funds flow from operations:
Amortization	301	264	605	527
Deferred income tax expense	22	19	34	39
Share-based compensation	1	1	1	2
Defined benefit pension plans	3	2	1	5
Equity income of an associate or joint venture	-	(3)	-	(26)
Net change in contract asset balances	(17)	-	(45)	(10)
Other	19	6	21	5
Funds flow from continuing operations	496	443	946	881

Schedule Of Interest And Income Taxes Paid And Interest Received
	Three months ended		Six months ended
	February 29, 2020	February 28, 2019	February 29, 2020	February 28, 2019
Interest paid	31	24	140	111
Income taxes paid (net of refunds)	68	45	102	97
Interest received	1	2	5	3

Schedule Of Non-Cash Transactions
	Three months ended		Six months ended
	February 29, 2020	February 28, 2019	February 29, 2020	February 28, 2019
Issuance of Class B Non-Voting Shares:
Dividend reinvestment plan	-	54	37	107